Mortgage Banking Derivatives (Tables)	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Summary of Net Gains (Losses) Relating to Free-Standing Derivative Instruments Used for Risk Management

The net gains (losses) relating to free-standing derivative instruments used for risk management is summarized below:

	2014	2013
Forward contracts related to mortgage loans held for sale and interest rate contracts	$(411)	$321
Interest rate contracts for customers	100	(427)

Summary of Amount and Market Value of Mortgage Banking Derivatives Included in Consolidated Balance Sheet

The following table reflects the amount and market value of mortgage banking derivatives included in the consolidated balance sheet as of December 31:

	2014		2013
	Notional Amount	Fair Value	Notional Amount	Fair Value
Included in other assets (liabilities):
Interest rate contracts for customers	$28,182	$285	$25,789	$185

Forward contracts related to mortgage loans held for sale	$36,849	$(132)	$27,288	$279